Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (98,332)	$ (270,452)	$ (515,653)	$ (3,619,192)
Adjustments to reconcile net income (loss) to net cash (used in) operating activities:
Depreciation	2,477	1,474	3,575	1,077
Amortization of discount on convertible notes payable	10,372	17,704	35,701	263,215
Stock-based compensation to employees	14,422	80,394	124,099	3,320,328
Stock-based compensation to service providers	9,198	107,385	195,087	31,500
Gain on extinguishment of debt		(72,771)	(72,771)	(35,000)
Bad debt expenses	13,344	0	30,753	9,338
Changes in operating assets and liabilities
Accounts receivable	(116,795)	(44,842)	(21,396)	(65,730)
Deposits current and non-current	2,845	102,202	168,096	(181,941)
Inventory	(293)	(25,600)	(22,829)	(44,606)
Prepaid expenses and other current assets	(18,646)	(5,606)	(19,792)	(7,807)
Advances from clients	(105,416)	(144,115)	47,438	162,419
Accrued and other current liabilities	(31,214)	(1,511)	40,720	120,381
Accounts payable	(146,491)	80,370	156,196	61,780
Net Cash provided by Operating Activities	(464,529)	(175,368)	149,225	34,062
CASH FLOW FROM INVESTING ACTIVITIES:
Cash assumed from Brazil Interactive Media, Inc., net of expenses			0	90,181
Purchases of property and equipment			(8,658)	(7,677)
Net cash provided by (Used in) Investing Activities			(8,658)	82,504
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares to founders			250,000	0
Distributions to stockholders			0	(4,000)
Proceeds from stock-based compensation			0	50
Proceeds from short-term notes payable			0	35,000
Proceeds from issuance of convertible notes payable	139,065
Proceeds from issuance of common shares		250,000
Net cash Provided by Financing Activities	139,065	250,000	250,000	31,050
NET INCREASE IN CASH	(327,126)	62,300	390,567	147,616
CASH AT BEGINNING OF PERIOD	555,780	165,213	165,213	17,597
CASH AT END OF YEAR	228,654	227,513	555,780	165,213
Supplemental disclosure of cash flow information:
Cash paid during the period for interest		(80)		261
Cash paid (received) during the period for income taxes, net
Supplemental disclosure of non-cash transactions
Conversion of notes payable to shares of common stock	$ 70,326
Convertible notes payable assumed from Brazil Interactive Media, Inc., net of accumulated discount amortization				$ (84,836)